Average Annual Total Returns - SelectPortfoliosEnergyPortfolioPRO - SelectPortfoliosEnergyPortfolioPRO - Select Energy Portfolio	Apr. 29, 2025
Select Energy Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	4.26%
Past 5 years	12.46%
Past 10 years	4.39%
Select Energy Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.79%
Past 5 years	11.81%
Past 10 years	3.92%
Select Energy Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.86%
Past 5 years	9.81%
Past 10 years	3.36%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1509
Average Annual Return:
Past 1 year	6.67%
Past 5 years	12.76%
Past 10 years	4.51%